SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 14,912.2
Fair Value	15,963.0
Amount At Which Shown In The Balance Sheet	15,963.0
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,551.8	[1]
Fair Value	1,551.8	[1]
Amount At Which Shown In The Balance Sheet	1,551.8	[1]
Short-term investments | Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10.0
Fair Value	10.0
Amount At Which Shown In The Balance Sheet	$ 10.0

[1]	Includes $10.0 million in treasury bills issued by the Australian government.